LEASES (Schedule of Components of Operating Lease Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expenses	[1]	$ 3,177	$ 2,984	$ 2,714
Short-term lease expenses		892	515	560
Total lease expenses		$ 4,069	$ 3,499	$ 3,274

[1]	Operating lease expenses were mainly paid in cash during the years ended December 31, 2025, 2024 and 2023.